Discontinued Operation - Schedule of Discontinued Operations from Cash flows (Details) ¥ in Thousands, $ in Thousands	10 Months Ended	12 Months Ended
	Oct. 26, 2024 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Schedule of Discontinued Operations from Cash Flow [Abstract]
Net cash provided by/(used in) operating activities	¥ (3,640)	¥ (3,640)	$ (499)	¥ 2,498	¥ 6,520
Net cash used in investing activities	(169)	(169)	(23)	(154)	(7,219)
Net cash provided by/(used in) financing activities	¥ 7,298	¥ 7,298	$ 1,000	¥ (7,541)	¥ 894